Redeemable Preferred Stock (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended								0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended					6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 22, 2013	Jan. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Aug. 06, 2010	Aug. 01, 2008	Sep. 17, 2012 TNS [Member]	Feb. 28, 2013 Lawrence Sands [Member]	Feb. 28, 2013 Billy Caudill and Gideon Taylor [Member]	Jun. 01, 2011 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Feb. 07, 2013 Series A Preferred Stock [Member]	Nov. 01, 2011 Series A Preferred Stock [Member]	Jun. 28, 2011 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Individual	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2011 Series B Preferred Stock [Member] Individual	Dec. 23, 2011 Series C Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member]	Aug. 31, 2013 Series D Preferred Stock [Member]	May 31, 2013 Series D Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jun. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	May 12, 2013 Series D Preferred Stock [Member]	Sep. 17, 2012 Series E Preferred Stock [Member]	Jun. 30, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Sep. 17, 2012 Series F Preferred Stock [Member]	Jun. 30, 2013 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Sep. 17, 2012 Series F Preferred Stock [Member] TNS [Member]	Sep. 17, 2012 Series G Preferred Stock [Member]	Oct. 25, 2012 Series H Preferred Stock [Member]	Jun. 30, 2013 Series H Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Nov. 30, 2012 Series I Preferred Stock [Member]
Redeemable Preferred Stock (Textual)
Preferred stock, shares authorized																							60,000						1,500	1,500	1,500								1,000			1,000		3,500			4,800				2,000	2,000					4,500
Common Stock, Voting Rights																							One vote for each share of common stock.						One vote for each share of common stock.
Total temporary equity		$ 11,208,969	$ 13,037,072	$ 2,082,622	$ 16,584,704	$ 620,872			$ 1,724,711															$ 2,216,760	$ 2,216,760	$ 2,216,760	$ 15,000
Antidilutive securities			2,424,802	2,093,100	12,564,224	586,535																			5,696,302	4,520,013	180,802													3,352					534,819	1,279,865
Preferred stock, par value					$ 0.0001							$ 0.0001				$ 0.0001						$ 0.01							$ 1,000.00										$ 1,000			$ 1,000		$ 1,000			$ 1,000				$ 1,000	$ 1,000					$ 1,000
Redeemable convertible preferred stock, shares outstanding																																							608			608
Series D preferred stock issued in consideration for officer compensation, Shares		400																																				400
Series D preferred stock issued in consideration for fair value																																						352,344
Share issued in exchange for conversion of preferred stock														32,000	64,000		160,000							2,452,742						1,262,440				39,487	3,552	3,552	157,949																	1,425	523,256	283,912
Share issued in exchange for conversion of preferred stock, Value																								2,216,760						1,500,000						(42,112)	565,660																	1,425,000
Issuance of shares pursuant to exercise of stock options	20,000
Preferred shares converted to common stock																	2,000,000		40,000	40,000	2,000,000			37,500	37,500					1,262,440	1,262,440	3,390,010		566		42			221,091		48,640	221,091	42										316,409	586,387
Issuance of company's preferred stock, shares																																													300
Issuance of company's preferred stock																																													300,000
Redemption price per share																$ 0.0001							$ 1.00						$ 1,000															$ 1,000			$ 1,000					$ 1,000					$ 1,000
Preferred Stock, voting rights																Ratio of .08 votes for every one share.		Ratio of ten votes for every one share
Aggregate consideration for issuance of shares																														1,262,440	1,262,440
Description for conversion of preferred stock																							The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company's total common stock outstanding on a fully-diluted basis.		Series B Preferred Share being convertible into .00134% of the Company's total common stock outstanding on a fully-diluted basis.																						Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.				The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.		Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.		Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance. The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.
Subscriptions received in purchase of preferred stock																										16,021		15,000
Implied fair value of company's common stock	$ 13.40		$ 12.80		$ 10.28			$ 20.00																				$ 1																											$ 8.60	$ 15.85
Number of individuals enter in transaction of sale of subscription with the company																										4		3
Preferred Stock, Shares Outstanding																								2,452,742	2,452,742
Number of individual enter in transaction to converted principal amount with the company																										3
Converted principal amount of debt and accrued interest																										616,760
Issuance from conversion of debt and interest, Shares																										6,479
Cumulative annual dividends rate																													10.00%										10.00%			10.00%		12.00%			12.00%				12.00%
Conversion rate of preferred stock																													0.025%												2.00%	15.84%
Shares issued by Company's Board of Directors																																							408			408
Number of shares issuable							749,542				41,905																			4,272,227	4,272,227	33,390,010																482,558	345,833
Preferred stock issued in settlement of debt obligation					$ 616,760	$ 605,872																																	$ 405,872
Percentage of fully diluted capitalization of company																																												9.80%	9.52%	8.05%
Cumulative dividends rate per month																																																				10.00%
Cumulative dividends rate maximum																																																				150.00%
Interest rate payable at delay of payment of redemption amount																																																				2.00%
Preferred stock redemption description																																												Holders of Series E Preferred Stock have a one-year option to convert their shares of Series E Preferred Stock to common stock of the Company.											The shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock.
Diluted weighted average common shares outstanding			799,887	344,332	388,389	250,816													13,062,981	904,010					14,345,874	13,062,981	904,010				14,345,874	13,062,981	3,616,039								13,062,981	904,010			7,046,997	13,062,981							7,046,997	13,062,981
Common shares issued for acquisition													10,000																																					4,150
Shares redeemable on demand on November 27, 2012																																															3,000
Description of additional redeemable preferred stock																																																The holders of Series F Preferred Stock my also request that an additional 575 shares of Series F Preferred Stock be redeemed beginning on September 17, 2013, and that an additional 575 shares of Series F Redeemable Preferred Stock be redeemed beginning on September 17, 2014.
Maximum percentage of dividend received by holder																																																				50.00%
Conversion price of preferred stock																																								$ 12	$ 15.85							$ 8.60	$ 15.85				$ 3.00	$ 3.9625	$ 12	$ 15.85
Description of market capitalization of common stock																															Holders of Series C Preferred Stock have a two-year option to convert their shares of Series C Preferred Stock to common stock at a rate per share equal to 0.025% of the issued and outstanding common stock at the time of the conversion.								The Series D Preferred Stock is non-voting and is convertible at any time the market capitalization of the Company's common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $175.00 per share for a 10-day trading period.	The Series D Preferred Stock is non-voting and is convertible at any time the market capitalization of the Company's common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $175.00 per share for a 10-day trading period.													The shares of Series H Preferred Stock are convertible into a number of shares of common stock amounting to 4.49% of the fully-diluted capitalization of the Company.